Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Shareholders' Equity
Shareholders' Equity
During the year ended December 31, 2011, our Board of Directors approved a stock repurchase program that authorized us to repurchase up to $25 million of our class A common shares over a 12 month period. This program was extended by our Board of Directors in November 2012 and was scheduled to expire on the earlier of the completion of all purchases contemplated by the plan or November 14, 2013; however, on February 12, 2013, as a result of entering into the Merger Agreement, we terminated the share repurchase program. Prior to the termination, during the year ended December 31, 2012, we repurchased approximately 3.3 million shares of our class A common shares on the open market for an aggregate purchase price of $11.4 million. We did not repurchase any shares during the year ended December 31, 2013.
Our class B common shares are convertible into an equal number of shares of our class A or class C common shares in various circumstances. During the year ended December 31, 2013, 2.5 million shares of our class B common shares were converted into class A common shares. During the year ended December 31, 2012, none of our class B common shares were converted into class A common shares.

LIN Television
Entity Information [Line Items]
Shareholders' Equity
Shareholders' Equity
During the year ended December 31, 2011, LIN TV's Board of Directors approved a stock repurchase program that authorized LIN TV to repurchase up to $25 million of LIN TV's class A common stock over a 12 month period. This program was extended by LIN TV's Board of Directors in November 2012 and was scheduled to expire on the earlier of the completion of all purchases contemplated by the plan or November 14, 2013; however, on February 12, 2013, as a result of entering into the Merger Agreement, LIN TV terminated the share repurchase program. Prior to the termination, during the year ended December 31, 2012, LIN TV repurchased approximately 3.3 million shares of LIN TV's class A common stock on the open market for an aggregate purchase price of $11.4 million. There were no shares repurchased during the year ended December 31, 2013.
LIN LLC's class B common shares are convertible into an equal number of shares of LIN LLC's class A or class C common shares in various circumstances. During the year ended December 31, 2013, prior to the Merger, 2.5 million shares of LIN TV's class B common stock were converted into shares of class A common stock. During the year ended December 31, 2012, none of LIN TV's class B common stock was converted into class A common stock.